Flowthrough Share Premium Liability (Narrative) (Details) $ in Thousands	1 Months Ended
Mar. 31, 2023 CAD ($) shares
Disclosure Of Flowthrough Share Premium Liability [Abstract]
Equity financing | $	$ 8,750
Subscription receipts | shares	6,076,500